OTHER ASSETS	12 Months Ended
Dec. 31, 2013
OTHER ASSETS [Abstract]
OTHER ASSETS
NOTE 6:       OTHER ASSETS

Other intangible assets, net:

	December 31,
	2013	2012
Original amounts:

Non-compete agreement	$1,817	$2,019
Distribution relationships	1,785	1,952
Customer relationships	6,953	7,258
Distribution agreement	14,616	14,616
Backlog	230	230

	25,401	26,075
Accumulated amortization:

Non-compete agreement	(1,780)	(1,972)
Distribution relationships	(1,301)	(1,357)
Customer relationships	(3,512)	(2,395)
Distribution agreement	(5,206)	(3,223)
Backlog	(230)	(230)

	(12,029)	(9,177)

Total other intangible assets	$13,372	$16,898

(1)	Amortization expense amounted to $3,368, $3,824 and $3,427 for the years ended December 31, 2013, 2012 and 2011, respectively.

(2)	Estimated amortization expenses for the following years as of December 31, 2013:

2014	$3,236
2015	3,258
2016	2,332
2017	2,306
2018	2,240

$13,372